Consolidated Statements of Convertible Preferred Stock and Stockholders' (Deficit)/Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Convertible Preferred Stock [Member]
Beginning balance (in shares) at Dec. 31, 2012						64,475,633
Beginning balance at Dec. 31, 2012						$ 180,423
Ending balance (in shares) at Dec. 31, 2013						64,475,633
Ending balance at Dec. 31, 2013						$ 180,423
Beginning balance (in shares) at Dec. 31, 2012		9,897,997,000
Beginning balance at Dec. 31, 2012	$ (65,388)	$ 1	$ 3,631	$ (69,054)	$ 34
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		1,036,077,000
Exercise of stock options, net	564		564
Vesting of early exercised stock options, restricted common stock, and warrants	128		128
Early exercise of warrant issued (in shares)		60,000,000
Stock-based compensation	2,427		2,427
Expense related to warrant	135		135
Comprehensive loss	(62,216)			(62,182)	(34)
Ending balance (in shares) at Dec. 31, 2013		10,994,074,000
Ending balance at Dec. 31, 2013	(124,350)	$ 1	6,885	(131,236)	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of preferred stock to common stock (in shares)		64,475,633,000				64,475,633
Conversion of preferred stock to common stock	180,423	$ 7	180,416			$ (180,423)
Ending balance (in shares) at Dec. 31, 2014						0
Ending balance at Dec. 31, 2014						$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted common stock	21		21
Exercise of stock options (in shares)		2,956,676,000
Exercise of stock options, net	3,294		3,294
Vesting of early exercised stock options, restricted common stock, and warrants	321
Vesting of early exercised warrant issued	300		300
Stock-based compensation	14,215		14,215
Expense related to warrant	2,639		2,639
Issuance of common stock upon initial public offering, net of issuance costs (in shares)		12,765,000,000
Issuance of common stock upon initial public offering, net of issuance costs	185,628	$ 1	185,627
Comprehensive loss	(85,980)			(85,940)	(40)
Ending balance (in shares) at Dec. 31, 2014		91,191,383,000
Ending balance at Dec. 31, 2014	176,190	$ 9	393,397	(217,176)	(40)
Ending balance (in shares) at Dec. 31, 2015						0
Ending balance at Dec. 31, 2015						$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units (in shares)		295,468,000
Exercise of stock options (in shares)		4,131,241,000
Exercise of stock options, net	3,944	$ 1	3,943
Vesting of early exercised stock options, restricted common stock, and warrants	0
Stock-based compensation	18,179		18,179
Comprehensive loss	(79,959)			(79,920)	(39)
Ending balance (in shares) at Dec. 31, 2015		95,618,092,000
Ending balance at Dec. 31, 2015	$ 118,354	$ 10	$ 415,519	$ (297,096)	$ (79)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	1,805,000
Comprehensive loss	$ (49,333)
Ending balance at Sep. 30, 2016	$ 105,088